Net Loss per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Basic and diluted earnings per common share:
Net Loss per Common Share

4. Net Loss per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.

The following potentially dilutive securities have not been included in the computation of diluted net loss per share for the three months ended March 31, 2025 and 2024, as the result would be anti-dilutive:

	March 31,	March 31,
	2025	2024
Stock options	25,259	619
Restricted Stock Units	136	187
6% convertible exchangeable preferred stock	0	0
Series A preferred stock	2	2
Series D preferred stock	162,588	—
Series E preferred stock	458,333	—
Common stock warrants	101,905	2,648
Total shares excluded from calculation	748,224	3,456

15. Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Years ended December 31,
	2024	2023
Numerator:
Net loss	$(11,212)	$(22,555)
Dividend on convertible exchangeable preferred shares	—	(201)
Net loss attributable to common shareholders	$(11,212)	$(22,756)

Denominator:
Weighted-average number of common shares used in loss per share – basic and diluted	22,314	3,545
Loss per share - basic and diluted	$(502.46)	$(6,419.07)

Potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,	December 31,
	2024	2023
Stock options	494	595
Restricted Stock Units	164	144
6% convertible exchangeable preferred stock	0	0
Series A preferred stock	2	2
Series B preferred stock	—	165
Common stock warrants	117,182	2,648
Total shares excluded from calculation	117,842	3,554